Segmented Information - Capital Expenditures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exploration and evaluation assets
Net expenditures	$ 164	$ 282
Non-cash and fair value changes	(221)	(277)
Capitalized costs	(57)	5
Property, plant and equipment
Net expenditures	6,661	4,175
Non-cash and fair value changes	(64)	(1,211)
Capitalized costs	6,597	2,964
Head office
Property, plant and equipment
Net expenditures	34	21
Non-cash and fair value changes	(3)	0
Capitalized costs	31	21
North America
Property, plant and equipment
Gain on sale of exploration and evaluation assets		16	$ 35
Construction in progress		1,424
North America | Operating segments
Exploration and evaluation assets
Net expenditures	129	118
Non-cash and fair value changes	(219)	(52)
Capitalized costs	(90)	66
Property, plant and equipment
Net expenditures	4,702	2,553
Non-cash and fair value changes	918	(362)
Capitalized costs	5,620	2,191
North Sea | Operating segments
Exploration and evaluation assets
Net expenditures	0	0
Non-cash and fair value changes	0	0
Capitalized costs	0	0
Property, plant and equipment
Net expenditures	196	131
Non-cash and fair value changes	153	(597)
Capitalized costs	349	(466)
Offshore Africa | Operating segments
Exploration and evaluation assets
Net expenditures	35	(54)
Non-cash and fair value changes	(2)	0
Capitalized costs	33	(54)
Property, plant and equipment
Net expenditures	194	228
Non-cash and fair value changes	(1,476)	(86)
Capitalized costs	(1,282)	142
Oil Sands Mining and Upgrading
Property, plant and equipment
Construction in progress	115
Oil Sands Mining and Upgrading | Operating segments
Exploration and evaluation assets
Net expenditures	0	218
Non-cash and fair value changes	0	(225)
Capitalized costs	0	(7)
Property, plant and equipment
Net expenditures	1,525	1,229
Non-cash and fair value changes	344	(166)
Capitalized costs	1,869	1,063
Exploration and Production | Operating segments
Property, plant and equipment
Net expenditures	5,092	2,912
Non-cash and fair value changes	(405)	(1,045)
Capitalized costs	4,687	1,867
Midstream and Refining | Operating segments
Property, plant and equipment
Net expenditures	10	13
Non-cash and fair value changes	0	0
Capitalized costs	10	13
Devon | North America | Operating segments
Exploration and evaluation assets
Net expenditures	3,126
Exploration and evaluation assets | Oil Sands Mining and Upgrading | Operating segments
Exploration and evaluation assets
Net expenditures		222
Exploration and evaluation assets | Devon | North America | Operating segments
Exploration and evaluation assets
Net expenditures	91
Contingent liability for decommissioning, restoration and rehabilitation costs | Oil Sands Mining and Upgrading | Operating segments
Exploration and evaluation assets
Net expenditures		$ 4
GABON | Offshore Africa | Operating segments
Property, plant and equipment
Disposals, property, plant and equipment	$ (1,515)